Goodwill and other intangible assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Percentage working interest acquired	50.00%
Impairment loss	$ 0		$ 0
Amount of operated concessions of unconventional oil and gas exploration and production	22,874	$ 22,942
Amount of operated concessions of conventional oil and gas exploration and production	5,542	5,542
Conventional Oil and Gas Operating Concessions [Member] | Mexico [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 14,044	$ 14,044